SCHEDULE OF SIGNIFICANT ASSUMPTIONS USED IN MODEL TO ESTIMATE THE FAIR VALUE OF STOCK OPTIONS (Details) - ¥ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Expected volatility			51.11%
Risk-free rate			0.455%
Dividend yield			0.00%
Weighted average expected terms (in years)			10 years
Stock price at grant date			¥ 914
Exercise price			¥ 6,195